Income Tax - Items for Which No Deferred Income Tax Assets Have Been Recognized (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 29	$ 58
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	0	10
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	0	8
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1	8
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	15	19
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8	8
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	3	3
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1	1
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1	1
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	0	0
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 0	$ 0